NOTE 6 – PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
NOTE 4 - PROPERTY AND EQUIPMENT - Schedule of Propery Plant and Equipment
	March 31,	December 31,
	2023	2022
Telecommunication equipment	$332,944	$317,958
Telecommunication software	693,006	640,566
Other equipment	99,192	99,126
Total property and equipment	1,125,142	1,057,650
Accumulated depreciation and amortization	(692,023)	(656,629)
Total property and equipment	$433,119	$401,021

	December 31,	December 31,
	2022	2021
Telecommunication equipment	$317,958	$258,871
Telecommunication software	640,566	618,125
Other equipment	99,126	108,805
Total property and equipment	1,057,650	985,801
Accumulated depreciation and amortization	(656,629)	(576,419)
Total property and equipment	$401,021	$409,382